Financial Instruments - Gain/(Loss) Reclassified from Other Comprehensive Income into Consolidated Statement of Income (Detail) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Disclosure of detailed information about financial instruments [line items]
Changes in fair value of cash flow hedges reclassified to consolidated statement of income	$ (4,967)	$ (2,185)	$ 3,327
Income tax related to amounts reclassified into consolidated statement of income	1,214	(1,432)	(1,150)
Total	(3,755)	(3,617)	2,177
Revenue [member]
Disclosure of detailed information about financial instruments [line items]
Changes in fair value of cash flow hedges reclassified to consolidated statement of income	$ (4,969)	$ (2,185)	3,451
Foreign exchange gain/(loss), net [member]
Disclosure of detailed information about financial instruments [line items]
Changes in fair value of cash flow hedges reclassified to consolidated statement of income			93
Finance expense [member]
Disclosure of detailed information about financial instruments [line items]
Changes in fair value of cash flow hedges reclassified to consolidated statement of income			$ (217)